Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Tax Assets [Abstract]
Net operating loss carryforward - Federal	$ 1,672,292	$ 273,017
Timing difference - §174 R&D costs	236,213	472,424
Timing difference - Stock-based compensation	113,173
Timing difference - Accrued Consulting		68,071
Total deferred tax assets	2,021,678	813,512
Less - Valuation allowance	(2,021,678)	(813,512)
Net deferred tax assets